Collaboration and license agreements	12 Months Ended
Dec. 31, 2024
NEONC TECHNOLOGIES HOLDINGS, INC.
Collaboration and license agreements

Note 7 – Collaboration and license agreements

License Agreement - Orient EuroPharma Co., Ltd.

On November 8, 2013, the Company entered into a collaboration agreement (“Agreement”) with Orient EuroPharma Co., Ltd. (“OEP”), pursuant to which the parties will develop certain licensed products defined in the Agreement. NeOnc will license OEP the right to commercialize the Company’s drug NEO100, a highly purified form of perillyl alcohol (“Licensed Product”), in the territories specified in the license agreement (“Territory”).

Pursuant to the terms of the Agreement, OEP will bear the cost of, and be responsible for, among other things, developing pre-clinical materials, conducting the clinical studies and other developmental activities for the Licensed Products, and bear the cost of and be responsible for, among other things, preparing and filing applications for regulatory approval in the Territory and for commercializing Licensed Products in the Territory, and will use commercially reasonable efforts to commercialize Licensed Products and obtain pricing approval for Licensed Products in the Territory.

As part of the Agreement, OEP agreed to compensate the Company as follows:

●	Reimbursement of the costs related to an Investigational New Drug Application filing with the FDA, which was received in 2014 and 2016.

●	$200,000 paid upon signing the agreement in 2013, and

●	Specified clinical milestone payments of up to $1,900,000. The Company received a milestone payment of $300,000 during the year ended December 31, 2020 upon completion of the first phase of clinical trials. The Company has received no other clinical milestone payments through December 31, 2024.

The Company has determined that the arrangement is within the scope of ASC 808, Collaborative Arrangements, as both NeOnc and OEP are active participants in the activity, and they are both exposed to significant risks and rewards dependent on the commercial success of the activity. The Company has determined two performance obligations under the arrangement – the scientific development phase and the clinical trial evaluation phase. The Company had deferred recognition of revenue on the $200,000 paid upon signing the agreement and the $300,000 milestone payment received in 2020 as the clinical trial evaluation phase had not yet been completed at that time.

If, after completion of Phase II clinical trials, the Company enters into one or more agreements to license any of the patent rights or Licensed Products to a party other than OEP, then the Company will reimburse specified amounts based upon amounts paid by OEP to the Company, not to exceed $3,000,000 to be paid as various milestones are met.

In 2023, the Company sent notice to OEP indicating their intent to terminate the Agreement with OEP, after which OEP threatened litigation. On February 15, 2024, OEP and the Company entered into a settlement agreement whereas the Company and OEP terminated the Agreement in exchange for a payment in the amount of $4,000,000 payable by the Company to OEP within ten days of the date the Company completes its initial public offering. As part of the settlement, the license was terminated and all rights in the underlying licensed territories have been returned to the Company. The Company recognized $4,000,000 as a litigation settlement expense in the accompanying consolidated statement of operations during the year ended December 31, 2023, and had recorded an associated litigation settlement payable in the accompanying consolidated balance sheets as of December 31, 2024 and 2023.

License Agreement – Neucen Biomedical Co., Ltd.

On December 5, 2015, the Company entered into a license agreement with Neucen Biomedical Co., Ltd. (“NB”), a shareholder of the Company, in which NeOnc will license to NB the right to commercialize the Company’s drug NEO212, a conjugate of perillyl alcohol and temozolomide (“NB Licensed Product”) in the territories specified in the license agreement (“NB Territory”).

Pursuant to the terms of the Agreement, NB will bear the cost of, and be responsible for, among other things, developing pre-clinical materials, conducting the clinical studies and other developmental activities for the NB Licensed Products, and bear the cost of, and be responsible for, among other things, preparing and filing applications for regulatory approval in the NB Territory and for commercializing NB Licensed Products in the NB Territory, and obtain pricing approval for NB Licensed Products in the NB Territory.

NB must pay the Company tiered royalties of 1-5% on net sales of NB Licensed Products in the NB Territory. The Company received no sales milestones or royalties through December 31, 2024, as no commercialized products are using such technology.

In June 2023, NB and NTHI mutually agreed to terminate this license agreement, and no consideration was paid or received related to such termination.